Note 16 - Voyage and Vessel Operating Expenses (Details) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 16 - Voyage and Vessel Operating Expenses (Details) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs [Line Items]
Total	$ 370	$ 113	$ 663
Total	4,789	1,143	745
Voyage Expenses [Member]
Note 16 - Voyage and Vessel Operating Expenses (Details) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs [Line Items]
Port charges	27	15	18
Bunkers	27		125
Commissions	316	98	520
Total	370	113	663
Vessel Operating Expenses [Member]
Note 16 - Voyage and Vessel Operating Expenses (Details) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs [Line Items]
Crew wages and related costs	3,090	744
Insurance	268	52	47
Repairs and maintenance	297	106	689
Spares and consumable stores	1,109	247
Registration and tonnage taxes (Note 18)	25	(6)	9
Total	$ 4,789	$ 1,143	$ 745